Santander Group - Banco Popular Acquisition (Details) - EUR (€) € in Millions	Jun. 07, 2017	Dec. 31, 2017	Dec. 17, 2017	Sep. 08, 2017	Jul. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Goodwill		€ 25,769				€ 26,724	€ 26,960	€ 27,548
Fidelity Bonds, market value		€ 525	€ 525	€ 686
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Cash and balances with central banks	€ 1,861
Financial assets available-for-sale	18,974
Deposits from credit institutions	2,971
Loans and receivables - Loans and advances to customers	82,057
Investments	1,815
Intangible assets	133
Tax assets	3,945
Non-current assets held for sale	6,531
Other assets	6,259
Total assets	124,546
Deposits from central banks	28,845
Deposits from credit institutions	14,094
Customer deposits	62,270
Marketable debt securities	12,919
Provisions	1,816
Other liabilities	4,850
Total liabilities	124,794
Net asset value	(248)
Goodwill	248
Provisional fair value adjustments for loans and receivables	(3,239)
Provisional fair value adjustments for foreclosed assets	(3,806)
Provisional fair value adjustments for intangible assets	(2,469)
Provisional fair value adjustments for deferred tax assets	(1,711)
Expected cost	€ 680
Fidelity Bonds, market value					€ 535